Business combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination Tables Abstract
Schedule of business combination
Number of common shares
Mogo Finance common shares outstanding at June 20, 2019	24,101,405
Less: Mogo Finance common shares already held by Difference (not exchanged for common shares in Difference)	(2,549,163)
Difference common shares outstanding at June 20, 2019	5,725,821
Common shares of Mogo outstanding upon completion of the Business Combination	27,278,063
Common shares of Mogo Finance immediately before the Business Combination	24,101,405
Incremental issuance of common shares	3,176,658

Schedule of purchase consideration
Fair value of 3,176,658 incremental common shares issued	14,867
Fair value of replacement stock-based awards attributable to pre-acquisition service	682
Purchase consideration	15,549

Schedule of purchase price allocation
Cash and cash equivalents	10,246
Prepaid expenses, deposits and other assets	60
Investment portfolio	22,804
Accounts payable and accruals	(2,775)
Fair value of net identifiable assets acquired	30,335
Purchase consideration	15,549
Gain on acquisition	14,786